Income Taxes - Schedule of Variations Between the Line Item Changes in Deferred Tax Assets Against the Changes in Deferred Tax Assets in the Balance Sheet (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in Balance Sheet [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Derecognition related to tax loss carryforwards recognized in prior years	$ (125)	$ (103)
Recognition related to unrecognized tax loss carryforwards	12	16
Foreign currency translation and other effects	(3)	(14)
Changes in deferred tax assets	(116)	(101)
Reconciliation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated and not recognized during the year	45	38
Derecognition related to tax loss carryforwards recognized in prior years		0
Recognition related to unrecognized tax loss carryforwards	(105)	(498)
Foreign currency translation and other effects	3	0
Changes in deferred tax assets	$ (57)	$ (460)